Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Expenses Tables [Line Items]
Disclosure Of Employee Benefits Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Salaries
1
7,884 5,898 5,528
Variable compensation
2
9,414 7,669 7,636
of which: performance awards 3,511 2,841 2,910
of which: financial advisors
3
5,293 4,549 4,508
of which: other 610 279 217
Contractors 110 98 119
Social security 1,060 835 730
Post-employment benefit plans
4
787 579 555
of which: defined benefit plans 380 259 256
of which: defined contribution plans 408 320 299
Other personnel expenses 703 576 513
Total personnel expenses 19,958 15,655 15,080
1 Includes role-based allowances.

2 Refer to Note

27 for more information.

3 Financial advisor compensation

consists of cash compensation,

determined using a formulaic

approach based on production,

and
deferred awards. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

4 Refer to Note 26 for more
information. Includes curtailment

gains of USD
71
m for the

year ended 31

December 2024 (for

the year ended 31

December 2023: USD
3
m; for the

year ended 31 December

2022: USD
13 m), which represent a
reduction in the defined benefit obligation related to the Swiss pension plans resulting from a decrease in headcount following restructuring activities.